Income Tax (Details) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Income Tax Disclosure [Abstract]
Loss before taxes	$ (4,158,413)	$ (6,609,187)
Expected income tax recovery	(883,841)	(1,322,068)
Non-deductible items	8,544	2,724
Change in estimates	948	(54,057)
Effect of changes in foreign and long-term tax rates	0	1,816,659
Change in valuation allowance	874,349	(443,258)
Total income taxes	$ 0	$ 0